                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                     PROSPECTUS SUPPLEMENT -- NOV. 28, 2008

Fund                                                             Prospectus date           Form #
RiverSource Diversified Bond Fund                                  Oct. 30, 2008        S-6495-99 AC
RiverSource Limited Duration Bond Fund                            Sept. 29, 2008         S-6265-99 H



Effective Nov. 17, 2008, the information following the second paragraph in the Investment Manager section has been revised to state:

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

-   Managed the Fund since 2003.

-   Leader of the liquid assets sector team.

-   Joined RiverSource Investments in 2003.

- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

-   Began investment career in 1988.

-   MBA, Marquette University.

Tom Murphy, CFA, Portfolio Manager

-   Managed the Fund since 2003.

-   Leader of the investment grade corporate bond sector team.

-   Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

-   Began investment career in 1986.

-   MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

-   Managed the Fund since 2008.

-   Member of the high yield corporate sector team.

-   Joined RiverSource Investments in 1990.

-   Began investment career in 1986.

-   MBA, University of Minnesota.

Todd White, Portfolio Manager

-   Managed the Fund since 2008.

-   Leader of the structured assets sector team.

-   Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

-   Began investment career in 1986.

-   BS, Indiana University.

The fixed income department of RiverSource Investments is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: liquid assets, high yield corporates, investment grade corporates, municipals, global, and structured assets. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

S-6495-12 A (11/08)